Note 16 - Regulatory Matters/Supervisory Agreements and IMCR (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets (1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2014
Tier I or core capital	$66,976	11.76%	$22,775	4.00%	$44,201	7.76%	$28,469	5.00%
Tier I risk-based capital	66,976	17.21	15,562	4.00	51,414	13.21	23,343	6.00
Risk-based capital to risk-weighted assets	71,882	18.48	31,125	8.00	40,757	10.48	38,906	10.00

December 31, 2013
Tier I or core capital	$77,848	12.22%	$25,478	4.00%	$52,370	8.22%	$31,847	5.00%
Tier I risk-based capital	77,848	19.51	15,963	4.00	61,885	15.51	23,944	6.00
Risk-based capital to risk-weighted assets	82,916	20.78	31,926	8.00	50,990	12.78	39,907	10.00